General information	6 Months Ended
Jun. 30, 2013
General information [Abstract]
General information
Note 1 - General information

Background and Formation

On June 28, 2012, Seadrill Limited ("Seadrill" or the "Parent") formed Seadrill Partners LLC ("Seadrill Partners," the "Company," "our," "we," "us") under the laws of the Republic of the Marshall Islands as part of its strategy for the Company to acquire, in connection with the Company's proposed initial public offering of its common units (the "IPO"), a 30% limited partner interest and non-economic general partner interest in Seadrill Operating LP, a Marshall Islands limited Company and a 51% limited liability company interest in Seadrill Capricorn Holdings LLC, a Marshall Islands limited liability company.

On October 24th, 2012, Seadrill and its subsidiaries transferred (i) Seadrill Operating LP, (a) a 100% interest in the entities that own and operate the West Aquarius and the West Vencedor, and (b) an approximate 56% interest in the entity that owns and operates the West Capella and (ii) Seadrill Capricorn Holdings LLC, a 100% interest in the entities that own and operate the West Capricorn, which we collectively refer to as "OPCO's Initial Fleet."

On October 24th, 2012 the Company completed its IPO of 10,062,500 common units representing limited liability company interests in the Company (including 1,312,500 common units issued in connection with the exercise of the over-allotment option). The Company is listed on the New York stock exchange ("NYSE") under the symbol "SDLP". Upon completion of the offering, Seadrill owned 14,752,525 common units and 16,543,350 subordinated units which represent approximately 75.7% of the limited liability company interests in Seadrill Partners. Seadrill Partners' only cash generating assets are its ownership interest in Seadrill Operating LP and Seadrill Capricorn Holdings LLC (collectively, "OPCO"). OPCO's fleet consists of two ultra-deepwater semi-submersible rigs (the West Aquarius and the West Capricorn), one ultra-deepwater drillship (the West Capella), and one semi-tender rig (the West Vencedor), all of which operate under long-term contracts.

On May 17, 2013, our wholly owned subsidiary, Seadrill Partners Operating LLC, acquired from Seadrill a 100% ownership interests in the entities that own and operate the tender rig T-15.  This transaction was deemed to be a reorganization of entities under common control.  As a result, the Company's financial statements have been retroactively adjusted in accordance with United States Generally Accepted Accounting Principles ("US GAAP") as if Seadrill Partners had acquired the entities that own and operate the T-15 for the entire period that the entities have been under the common control of Seadrill Limited.  The retroactively adjusted Consolidated and Combined Carve-Out Financial Statements of Seadrill Partners as of and for the years ended December 31, 2011 and 2012 are attached as Exhibit 99.1 to the Current Report on Form 6-K filed with the Securities and Exchange Commission on September 27, 2013 (the "Restatement 6-K").

Seadrill Operating LP, Seadrill Capricorn Holdings LLC and Seadrill Partners Operating LLC are collectively referred to as "OPCO".

Basis of consolidation and presentation

The unaudited interim consolidated and combined carve-out financial statements are presented in accordance with US GAAP. The amounts are presented in United States dollar (US dollar) rounded to the nearest hundred thousand, unless stated otherwise.

The unaudited interim consolidated and combined carve-out financial statements do not include all of the disclosures required in complete annual financial statements. These interim financial statements should be read in conjunction with our retroactively adjusted annual Consolidated and Combined Carve-Out Financial Statements as at December 31, 2012 included in the Restatement 6-K (our "audited 2012 financial statements"). The year-end balance sheet data was derived from our audited 2012 financial statements, but does not include all disclosures required by US GAAP. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair statement have been included.

As of October 24, 2012, the financial statements of Seadrill Partners LLC ("the Company") as a separate legal entity are presented on a consolidated basis. For periods prior to October 24, 2012, the results of operations and balance sheet have been carved out of the consolidated financial statements of Seadrill Limited and therefore are presented on a combined carve-out basis. The combined entity's historical combined financial statements include assets, liabilities, revenues, expenses and cash flows directly attributable to the Company's interests in the four rigs in OPCO's Initial Fleet. Accordingly, the unaudited historical combined carve-out interim financial statements prior to October 24, 2012 reflect allocations of certain administrative and other expenses, including share options and pension costs, mark-to-market valuations of interest rate and foreign currency swap derivatives. The basis for the allocations are described in note 1 of the retroactively adjusted audited consolidated and combined carve-out financial statements for the year ended December 31, 2012 filed as an exhibit to the Restatement 6-K with the U.S. Securities and Exchange Commission. These allocated costs have been accounted for as an equity contribution in the combined consolidated balance sheets.

On May 17, 2013, the Company acquired from Seadrill the ownership interests in entities that own and operate the Tender Rig T-15. This transaction was considered a business combination and accounted for as a reorganization of entities under common control. As a result the Company's balance sheets, statements of operations, cash flows and changes in members' capital/ owners' equity and related notes have been retroactively adjusted to include the Tender Rig T-15, as if the Company had owned the entities that own and operate the Tender Rig T-15 when the vessel commenced construction. The excess of the consideration paid by the Company over Seadrill's historical cost is accounted for as a change in equity to Seadrill. The effect of adjusting the Company's financial statements to account for this common control transaction impacted the following line items by:

(in US$ millions)	December 31, 2012
Newbuildings	112
Other assets		1.4
Total Assets	113.4
Long-term related party payable		(100.5)
Other liabilities		(4.2)
Total Liabilities	(104.7)
Equity		(8.7)

Net income for the six months ended June 30, 2012, decreased by $0.7 million. The effect on the consolidated and combined carve-out statement of cash flows is as follows:
·	Decrease of $1.9 million to $96.2 million compared to $98.1 million attributable to net cash provided by operating activities,
·	Decrease of $10.9 million to $(68.0) million compared to $(57.1) million attributable to net cash used in investing activities.
·	Increase of $11.1 million to $(42.3) million compared to $(53.4) million attributable to net cash provided (used in)/by financing activities.
·	Overall a net increase in cash and cash equivalents of $1.7 million to $1.2 million from $2.9 million.

Significant accounting policies

The accounting policies adopted in the preparation of the unaudited interim financial statements are consistent with those followed in the preparation of our annual audited consolidated financial statements for the year ended December 31, 2012, unless otherwise included in these unaudited interim financial statements as separate disclosures.

Business combinations between entities under common control

Reorganization of entities under common control is accounted for similar to the pooling of interests method of accounting.  Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination.  The excess of the proceeds paid, if any, over the historical cost of the combining entity is accounted for as a change in equity.  In addition re-organization of entities under common control is accounted for as if the transfer occurred from the date that both the combining entity and combined entity were both under the common control of Seadrill.  Therefore, the Company's financial statements prior to the date the interests in the combining entity were actually acquired are retroactively adjusted to include the results of the combined entities during the periods it was under common control of Seadrill.